UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 19.5%
$165,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 1.485%, 4/25/2035[1,2]	$161,929
225,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-WF1 1.185%, 5/25/2035[1,2]	216,443
250,000	Airlie CLO 2006-II Ltd. 1.086%, 12/20/2020[1,2,3]	247,942
250,000	Ally Master Owner Trust 0.924%, 6/17/2019[1,2]	250,217
250,000	American Express Issuance Trust II 1.224%, 8/15/2019[1,2]	250,138
240,000	American Homes 4 Rent 2014-SFR1 2.631%, 6/17/2031[2,3]	240,184
200,000	AmeriCredit Automobile Receivables Trust 2012-5 3.290%, 5/8/2020[1,3]	201,229
100,000	AmeriCredit Automobile Receivables Trust 2013-3 2.380%, 6/10/2019[1]	100,817
10,000	AmeriCredit Automobile Receivables Trust 2014-2 2.180%, 6/8/2020[1]	10,095
150,000	AmeriCredit Automobile Receivables Trust 2015-1 2.510%, 1/8/2021[1]	152,447
125,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[1,3]	122,039
285,000	Asset Backed Securities Corp. Home Equity Loan Trust Series WMC 2005-HE5 1.245%, 6/25/2035[1,2]	273,968
250,000	Atrium VII 2.568%, 11/16/2022[1,2,3]	249,734
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[1,3]	98,486
29,694	Bear Stearns Asset Backed Securities I Trust 2004-BO1 1.275%, 10/25/2034[1,2]	29,679
220,000	California Republic Auto Receivables Trust 2014-2 3.290%, 3/15/2021[1]	223,383
250,000	Canyon Capital CLO 2006-1 Ltd. 1.270%, 12/15/2020[1,2,3]	240,147
250,000	Capital Auto Receivables Asset Trust 2015-1 3.160%, 8/20/2020[1]	254,705
180,000	CarMax Auto Owner Trust 2014-2 2.080%, 1/15/2020[1]	181,308
250,000	Colony American Homes 2014-2 2.431%, 7/17/2031[1,2,3]	250,921
	Countrywide Asset-Backed Certificates
314,647	1.500%, 6/25/2035[1,2]	310,439
273,607	1.045%, 12/25/2035[1,2]	273,141

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$18,025	Countrywide Asset-Backed Certificates 2004-10 1.529%, 1/25/2035[1,2]	$18,036
250,000	CPS Auto Receivables Trust 2014-A 2.400%, 2/18/2020[1,3]	251,454
100,000	CPS Auto Receivables Trust 2016-A 3.340%, 5/15/2020[1,3]	102,234
400,000	Credit Acceptance Auto Loan Trust 2016-2 4.290%, 11/15/2024[1,3]	400,537
250,000	Exeter Automobile Receivables Trust 2013-2 4.350%, 1/15/2019[1,3]	252,219
7,893	Fannie Mae Connecticut Avenue Securities 2.625%, 11/25/2024[1,2]	7,917
200,000	First Investors Auto Owner Trust 2014-1 3.280%, 4/15/2021[1,3]	201,372
100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[1,3]	103,063
13,406	Flagship Credit Auto Trust 2014-1 1.210%, 4/15/2019[1,3]	13,411
200,000	Flagship Credit Auto Trust 2016-1 3.910%, 6/15/2022[1,3]	208,287
70,000	Flagship Credit Auto Trust 2016-2 3.840%, 9/15/2022[1,3]	72,977
400,000	Ford Credit Auto Owner Trust 2012-D 1.970%, 5/15/2019[1]	400,203
118,722	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[1,3]	118,415
185,560	Franklin CLO VI Ltd. 1.022%, 8/9/2019[1,2,3]	184,054
	Freddie Mac Structured Agency Credit Risk Debt Notes
53,878	1.675%, 12/25/2027[1,2]	53,912
138,527	1.875%, 4/25/2028[1,2]	138,824
250,000	GoldenTree Loan Opportunities IV Ltd. 1.101%, 8/18/2022[1,2,3]	245,693
	Goldentree Loan Opportunities VI Ltd.
216,316	1.979%, 4/17/2022[1,2,3]	215,993
500,000	3.029%, 4/17/2022[1,2,3]	500,097
775,918	GSAMP Trust 2004-HE2 1.684%, 9/25/2034[1,2]	767,728
370,000	HERO Funding II 2016-3B 5.240%, 9/20/2042[1,3]	369,920
92,756	Home Equity Asset Trust 1.565%, 11/25/2034[1,2]	92,572
140,000	Home Equity Asset Trust 2005-5 1.290%, 11/25/2035[1,2]	135,560
	Home Equity Asset Trust 2005-6

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$34,029	0.995%, 12/25/2035[1,2]	$34,015
160,000	1.015%, 12/25/2035[1,2]	155,102
100,000	Invitation Homes 2014-SFR1 Trust 2.031%, 6/17/2031[1,2,3]	100,098
250,000	Inwood Park CDO Ltd. 1.396%, 1/20/2021[1,2,3]	245,930
169,381	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE3 1.320%, 7/25/2035[1,2]	166,249
109,526	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4 1.200%, 7/25/2035[1,2]	109,410
478,771	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE5 1.155%, 9/25/2035[1,2]	477,094
498,704	New Century Home Equity Loan Trust 2005-2 1.170%, 6/25/2035[1,2]	495,633
48,865	Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 1.275%, 3/25/2035[1,2]	48,875
100,000	Prestige Auto Receivables Trust 2014-1 2.390%, 5/15/2020[1,3]	99,607
140,134	RAMP Series 2004-RS11 Trust 1.455%, 11/25/2034[1,2]	140,172
275,000	RAMP Series 2005-EFC2 Trust 1.440%, 7/25/2035[1,2]	264,207
402,202	RASC Series 2005-KS8 Trust 1.005%, 8/25/2035[1,2]	384,140
276,431	RASC Series 2005-KS9 Trust 0.985%, 10/25/2035[1,2]	262,260
270,000	Santander Drive Auto Receivables Trust 2014-1 2.910%, 4/15/2020[1]	274,774
435,435	Sofi Professional Loan Program 2016-B LLC 1.680%, 3/25/2031[3]	436,089
151,503	Structured Asset Investment Loan Trust 2004-10 1.585%, 11/25/2034[1,2]	150,365
43,090	Structured Asset Investment Loan Trust 2005-2 1.200%, 3/25/2035[1,2]	43,089
124,214	Structured Asset Investment Loan Trust 2005-6 1.245%, 7/25/2035[1,2]	123,884
4,969	Structured Asset Investment Loan Trust 2005-7 1.245%, 8/25/2035[1,2]	4,969
200,000	Symphony Clo V Ltd. 2.180%, 1/15/2024[1,2,3]	199,286
300,000	Wasatch Ltd. 1.147%, 11/14/2022[1,2,3]	281,444
193,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[1,3]	193,186

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$100,000	Westlake Automobile Receivables Trust 2016-2 4.100%, 6/15/2021[1,3]	$102,291

	TOTAL ASSET-BACKED SECURITIES (Cost $13,908,331)	13,986,038

	BANK LOANS – 9.2%
166,175	Amsurg Corp. 3.500%, 7/8/2021[1,2]	166,604
97,744	Aramark Services, Inc. 3.250%, 2/24/2021[1,2]	98,478
185,490	Ardagh Holdings USA, Inc. 4.000%, 12/17/2019[1,2]	186,590
171,379	Avago Technologies Cayman Finance Ltd. 3.508%, 2/1/2023[1,2,4]	173,604
123,562	Calpine Corp. 3.500%, 5/27/2022[1,2]	124,088
125,370	CCO Safari III LLC 3.250%, 8/24/2021[2]	126,044
195,632	Change Healthcare Holdings Inc. 3.750%, 11/2/2018[1,2]	196,202
88,875	Communications Sales & Leasing, Inc. 5.000%, 10/16/2022[1,2]	89,453
75,000	Cortes NP Acquisition Corp. 5.000%, 12/31/2023	72,750
154,613	CSC Holdings LLC 5.000%, 9/25/2022[1,2]	155,273
235,195	DaVita, Inc. 3.500%, 6/24/2021[1,2]	236,901
146,582	DigitalGlobe, Inc. 4.750%, 1/31/2020[1,2]	148,140
190,523	Dynegy, Inc. 4.000%, 4/23/2020[1,2]	191,476
144,194	FCA US LLC 3.500%, 5/24/2017[1,2]	144,645
195,489	Grifols Worldwide Operations USA, Inc. 3.448%, 2/27/2021[1,2]	197,566
	Hilton Worldwide Finance LLC
21,003	3.500%, 10/26/2020[1,2]	21,153
214,711	2.500%, 10/25/2023[1,2]	216,288
57,604	Hudson's Bay Co. 4.750%, 8/4/2022[1,2,4]	57,856
226,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,2,4]	215,495
198,945	JC Penney Corp., Inc. 5.250%, 6/23/2023[1,2]	200,170

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
	Landry's, Inc.
$195,682	4.000%, 4/24/2018[1,2]	$196,844
52,000	4.000%, 9/22/2023[1,2]	52,325
200,000	Level 3 Financing, Inc. 4.000%, 1/15/2020[1,2]	201,300
129,337	Mallinckrodt International Finance S.A. 3.338%, 3/19/2021[1,2,4]	129,350
124,688	McGraw-Hill Global Education Holdings LLC 5.000%, 4/18/2022[1,2]	125,685
166,165	MGM Growth Properties Operating Partnership LP 4.000%, 4/7/2023[1,2]	167,879
98,000	Micron Technology, Inc. 6.000%, 4/26/2022[1,2]	99,251
47,844	Mohegan Tribal Gaming Authority 5.500%, 6/15/2018[1,2]	47,939
73,000	Navistar, Inc. 6.500%, 8/7/2020[1,2]	73,297
95,443	NXP B.V. 3.405%, 12/7/2020[1,2,4]	95,986
86,250	Outfront Media Capital LLC 3.000%, 1/31/2021[1,2]	86,714
72,088	Owens-Brockway Glass Container, Inc. 3.500%, 8/5/2022[1,2]	72,741
98,122	Realogy Group LLC 3.750%, 7/20/2022[1,2]	99,424
105,251	RPI Finance Trust 3.500%, 12/18/2020[1,2]	105,871
103,983	Sabre GLBL, Inc. 4.000%, 2/19/2019[1,2]	104,557
97,750	SBA Senior Finance II LLC 3.250%, 3/24/2021[1,2]	98,117
247,719	Sinclair Television Group, Inc. 3.000%, 4/9/2020[1,2]	248,029
92,020	Spectrum Brands, Inc. 3.500%, 6/23/2022[1,2]	92,537
189,209	TransDigm, Inc. 3.750%, 2/28/2020[1,2]	189,616
125,163	Tribune Media Co. 3.750%, 12/27/2020[1,2]	126,356
101,944	United Airlines, Inc. 3.250%, 4/1/2019[1,2]	102,326
	Valeant Pharmaceuticals International, Inc.
53,339	4.500%, 12/11/2019[1,2,4]	53,487
124,008	5.500%, 3/13/2022[1,2,4]	124,538

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$105,000	Versum Materials, Inc. 3.357%, 9/21/2023[1,2]	$105,700
176,358	Western Digital Corp. 4.500%, 4/29/2023[1,2]	178,435
251,706	Western Refining, Inc. 5.250%, 11/12/2020[1,2]	251,550
219,978	Windstream Services LLC 3.500%, 8/8/2019[1,2]	219,428
147,000	XPO Logistics, Inc. 4.250%, 10/30/2021[1,2]	148,072

	TOTAL BANK LOANS (Cost $6,555,242)	6,616,130

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 12.0%
9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.226%, 4/14/2033[1,2,3,5]	100,107
	Banc of America Commercial Mortgage Trust 2007-3
145,142	5.723%, 6/10/2049[1,2]	146,901
69,604	5.723%, 6/10/2049[1,2]	70,637
150,000	BBCMS Trust 2014-BXO 3.524%, 8/15/2027[2,3]	148,299
98,045	Bear Stearns Asset Backed Securities Trust 2005-SD1 0.925%, 8/25/2043[1,2]	96,993
125,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[1,2,3]	126,130
12,326	CD 2006-CD3 Mortgage Trust 5.617%, 10/15/2048[1]	12,317
2,586,955	CFCRE Commercial Mortgage Trust 2016-C3 1.253%, 1/10/2048[1,2,5]	201,816
2,849,675	Citigroup Commercial Mortgage Trust 2014-GC23 1.270%, 7/10/2047[1,2,5]	179,062
	Citigroup Commercial Mortgage Trust 2016-SMPL
10,500,000	1.976%, 9/8/2031[5]	380,823
200,000	2.576%, 9/10/2031	199,993
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047[1,2]	252,897
6,700,000	COMM 2012-LC4 Mortgage Trust 0.686%, 12/10/2044[1,2,3,5]	187,238
200,000	COMM 2013-WWP Mortgage Trust 3.544%, 3/10/2031[1,3]	205,118
1,472,261	COMM 2014-CCRE19 Mortgage Trust 1.431%, 8/10/2047[1,2,5]	92,122
100,000	COMM 2015-CCRE23 Mortgage Trust 3.807%, 5/10/2048[1,2,3]	101,073

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$152,113	Commercial Mortgage Trust 2007-GG9 5.444%, 3/10/2039[1]	$152,337
2,000,000	Core Industrial Trust 2015-CALW 0.567%, 2/10/2034[2,3,5]	44,420
100,000	EQTY 2014-INNS Mortgage Trust 2.867%, 5/8/2031[1,2,3]	97,931
	Fannie Mae-Aces
289,568	2.423%, 1/25/2022[2,5]	23,736
7,408,236	0.534%, 6/25/2024[2,5]	193,259
146,234	FDIC Guaranteed Notes Trust 2010-C1 2.980%, 12/6/2020[1,3]	147,905
	FHLMC Multifamily Structured Pass-Through Certificates
2,300,000	1.339%, 9/25/2022[1,2,5]	141,295
5,676,952	0.881%, 1/25/2025[1,2,5]	291,137
1,010,000	1.642%, 6/25/2040[1,2,5]	87,874
805,000	1.856%, 8/25/2042[1,2,5]	57,717
1,300,000	2.178%, 8/25/2042[1,2,5]	167,604
1,750,000	1.487%, 2/25/2043[1,2,5]	117,075
900,000	1.692%, 2/25/2043[1,2,5]	91,861
900,000	1.606%, 10/25/2043[1,2,5]	91,457
1,100,000	1.667%, 1/25/2044[1,2,5]	117,843
89,168	Freddie Mac Structured Agency Credit Risk Debt Notes 1.525%, 2/25/2024[1,2]	89,277
27,722,234	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,3,5]	105,927
180,000	FREMF 2012-K501 Mortgage Trust 3.327%, 11/25/2046[1,2,3]	179,920
125,000	FREMF 2012-K710 Mortgage Trust 3.952%, 6/25/2047[1,2,3]	126,283
240,000	FREMF 2015-K721 Mortgage Trust 3.681%, 11/25/2047[1,2,3]	239,387
	Government National Mortgage Association
656,519	1.118%, 12/16/2049[1,2,5]	46,656
2,537,532	0.856%, 11/16/2054[1,2,5]	147,596
1,888,311	0.808%, 5/16/2055[1,2,5]	84,192
2,848,365	0.814%, 7/16/2055[1,2,5]	168,310
1,338,203	0.759%, 4/16/2056[1,2,5]	72,598
2,236,315	0.850%, 4/16/2056[1,2,5]	138,249
937,964	0.827%, 7/16/2057[1,2,5]	61,231
50,679	Impac Secured Assets CMN Owner Trust 1.585%, 11/25/2034[1,2]	50,002
63,460	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/2045[1]	63,412
199,032	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.881%, 2/12/2049[1,2]	201,868

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$117,272	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 1/15/2049[1]	$118,145
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 4.124%, 6/15/2029[2,3]	122,512
153,134	JP Morgan Commercial Mortgage Finance Corp. 8.736%, 8/15/2032[1,2]	160,352
984,546	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.254%, 8/15/2047[1,2,5]	62,452
2,674,229	KGS-Alpha SBA COOF Trust 2014-3 1.548%, 5/25/2039[1,2,3,5,6,7]	115,744
3,198,052	KGS-Alpha SBA COOF Trust 2015-1 1.288%, 10/25/2035[1,2,3,5,6,7]	119,427
450,982	KGS-Alpha SBA COOF Trust 2015-2 2.958%, 7/25/2041[1,2,3,5,6,7]	59,685
	Morgan Stanley Capital I Trust 2007-IQ16
218,400	6.251%, 12/12/2049[1,2]	225,525
200,000	6.255%, 12/12/2049[1,2]	207,252
1,597,480	Morgan Stanley Capital I Trust 2012-STAR 1.973%, 8/5/2034[2,3,5]	87,203
74,733	Morgan Stanley Reremic Trust 2.000%, 7/27/2049[1,3]	74,406
41,265	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,3]	41,265
359,902	Soundview Home Loan Trust 2003-1 3.900%, 8/25/2031[1,2]	359,945
60,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 5.818%, 5/15/2046[1,2]	61,996
238,609	WaMu Commercial Mortgage Securities Trust 2007-SL3 5.960%, 3/23/2045[1,2,3]	240,293
2,872,861	Wells Fargo Commercial Mortgage Trust 2015-Lc22 1.072%, 9/15/2058[1,2,5]	169,177
144,617	WFCG Commercial Mortgage Trust 2015-BXRP 3.095%, 11/15/2029[1,2,3]	141,741
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.759%, 8/15/2047[1,2,5]	142,614

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,827,715)	8,609,619

	CORPORATE BONDS – 45.1%
	COMMUNICATIONS – 3.4%
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[1,3]	130,650
250,000	Deutsche Telekom International Finance B.V. 2.250%, 3/6/2017[3,4]	250,944

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$214,000	DISH DBS Corp. 6.750%, 6/1/2021	$231,120
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	164,062
	Sprint Communications, Inc.
224,000	9.000%, 11/15/2018[3]	247,240
80,000	7.000%, 3/1/2020[3]	85,800
245,000	T-Mobile USA, Inc. 6.250%, 4/1/2021[1]	257,097
200,000	TEGNA, Inc. 4.875%, 9/15/2021[1,3]	208,000
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018[4]	153,540
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	235,743
500,000	Verizon Communications, Inc. 1.627%, 6/17/2019[2]	504,904
		2,469,100
	CONSUMER DISCRETIONARY – 5.5%
212,000	Allegiant Travel Co. 5.500%, 7/15/2019	219,420
500,000	ERAC USA Finance LLC 6.200%, 11/1/2016[3]	501,886
	Ford Motor Credit Co. LLC
240,000	4.250%, 2/3/2017	242,302
250,000	2.241%, 1/8/2019[2]	254,173
250,000	3.336%, 3/18/2021	257,209
200,000	General Motors Co. 3.500%, 10/2/2018	206,170
	General Motors Financial Co., Inc.
250,000	2.400%, 5/9/2019	251,410
500,000	4.200%, 3/1/2021[1]	526,181
125,000	GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/2020[1]	134,688
200,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,4]	208,500
55,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,3]	48,400
177,000	MGM Resorts International 6.750%, 10/1/2020	198,240
200,000	Royal Caribbean Cruises Ltd. 7.250%, 3/15/2018[4]	214,250

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$190,000	Service Corp. International 4.500%, 11/15/2020[1]	$194,275
208,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	223,080
250,000	Volkswagen Group of America Finance LLC 1.250%, 5/23/2017[3]	249,175
		3,929,359
	CONSUMER STAPLES – 1.9%
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	206,750
375,000	CVS Health Corp. 1.900%, 7/20/2018	378,628
227,000	Kraft Heinz Foods Co. 1.600%, 6/30/2017	227,460
250,000	Reynolds American, Inc. 2.300%, 6/12/2018	253,635
300,000	SABMiller Holdings, Inc. 1.447%, 8/1/2018[2,3]	300,092
		1,366,565
	ENERGY – 2.1%
160,000	Antero Resources Corp. 6.000%, 12/1/2020[1]	165,350
125,000	Energy Transfer Equity LP 7.500%, 10/15/2020	137,188
50,000	Hilcorp Energy I LP / Hilcorp Finance Co. 7.625%, 4/15/2021[1,3]	51,375
230,000	Kinder Morgan Energy Partners LP 6.000%, 2/1/2017	233,325
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	209,743
100,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	103,150
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	237,656
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
68,000	6.625%, 10/1/2020[1]	70,295
33,000	6.875%, 2/1/2021[1]	34,073
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
70,000	5.875%, 10/1/2020[1]	72,100
83,000	6.125%, 10/15/2021[1]	86,735

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$75,000	Williams Partners LP / Williams Partners Finance Corp. 7.250%, 2/1/2017	$76,371
		1,477,361
	FINANCIALS – 21.3%
240,000	ABN AMRO Bank N.V. 4.250%, 2/2/2017[3,4]	242,227
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017[4]	200,750
	Ally Financial, Inc.
200,000	4.750%, 9/10/2018	207,000
230,000	3.750%, 11/18/2019	233,738
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	225,578
	Bank of America Corp.
470,000	5.700%, 5/2/2017	481,014
250,000	1.700%, 8/25/2017	250,372
335,000	1.516%, 4/1/2019[2]	337,011
	Barclays Bank PLC
520,000	1.384%, 2/17/2017[2,4]	520,131
250,000	6.050%, 12/4/2017[3,4]	261,415
250,000	Capital One N.A. 1.954%, 8/17/2018[1,2]	252,335
	CIT Group, Inc.
200,000	4.250%, 8/15/2017	203,750
122,000	5.500%, 2/15/2019[3]	129,168
	Citigroup, Inc.
520,000	1.385%, 3/10/2017[2]	520,458
250,000	1.525%, 11/24/2017[2]	250,700
280,000	2.150%, 7/30/2018	282,482
500,000	1.949%, 8/2/2021[2]	502,476
320,000	Citizens Bank N.A. 2.300%, 12/3/2018[1]	323,697
162,000	Crown Castle International Corp. 3.400%, 2/15/2021[1]	169,540
250,000	Discover Bank 2.600%, 11/13/2018[1]	253,751
300,000	Fifth Third Bank 1.311%, 11/18/2016[1,2]	300,091
	Goldman Sachs Group, Inc.
475,000	1.952%, 4/30/2018[2]	479,309
250,000	2.050%, 9/15/2020[1,2]	251,414
500,000	2.241%, 11/15/2021[1,2]	497,630

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	HSBC Bank PLC 1.457%, 5/15/2018[2,3,4]	$500,432
500,000	HSBC Holdings PLC 2.485%, 5/25/2021[2,4]	509,750
500,000	HSBC USA, Inc. 1.700%, 3/5/2018	501,025
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017[1]	200,240
115,000	International Lease Finance Corp. 8.750%, 3/15/2017	118,306
500,000	JPMorgan Chase & Co. 1.337%, 2/15/2017[2]	500,700
500,000	JPMorgan Chase Bank N.A. 1.453%, 9/23/2019[1,2]	500,650
367,000	KeyBank N.A. 1.100%, 11/25/2016[1]	367,097
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	201,500
480,000	Lloyds Bank PLC 4.200%, 3/28/2017[4]	487,208
500,000	Mitsubishi UFJ Financial Group, Inc. 2.722%, 3/1/2021[2,4]	518,147
	Morgan Stanley
250,000	1.995%, 4/25/2018[2]	252,889
510,000	2.125%, 4/25/2018	514,287
207,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/2018[1]	210,364
155,000	Navient Corp. 8.450%, 6/15/2018	166,625
350,000	Santander Bank N.A. 1.597%, 1/12/2018[2]	348,424
250,000	Santander Holdings USA, Inc. 2.700%, 5/24/2019[1]	253,121
250,000	Santander UK PLC 1.362%, 3/13/2017[2,4]	249,840
500,000	Sumitomo Mitsui Financial Group, Inc. 2.514%, 3/9/2021[2,4]	515,071
200,000	Synchrony Financial 1.989%, 2/3/2020[2]	195,651
	UBS A.G.
250,000	1.457%, 8/14/2019[2,4]	250,252
200,000	7.250%, 2/22/2022[1,2,4]	203,162

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$292,000	Wachovia Corp. 5.625%, 10/15/2016	$292,368
		15,233,146
	HEALTH CARE – 5.0%
	AbbVie, Inc.
160,000	1.750%, 11/6/2017	160,526
250,000	1.800%, 5/14/2018	251,021
500,000	Actavis Funding SCS 2.100%, 3/12/2020[2,4]	508,413
125,000	Actavis, Inc. 1.875%, 10/1/2017	125,431
260,000	Aetna, Inc. 1.500%, 11/15/2017[1]	260,026
260,000	Celgene Corp. 1.900%, 8/15/2017	261,399
70,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[1]	69,475
250,000	Gilead Sciences, Inc. 3.050%, 12/1/2016	250,776
300,000	HCA, Inc. 6.500%, 2/15/2020	332,250
260,000	McKesson Corp. 1.292%, 3/10/2017	260,206
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[4]	489,749
	Tenet Healthcare Corp.
200,000	6.250%, 11/1/2018	213,500
107,000	4.350%, 6/15/2020[1,2]	107,546
38,000	6.000%, 10/1/2020	40,185
200,000	Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 7/19/2019[4]	199,547
54,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	55,755
		3,585,805
	INDUSTRIALS – 1.0%
90,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	95,625
102,000	CNH Industrial Capital LLC 3.875%, 7/16/2018	103,785
250,000	Fortive Corp. 1.800%, 6/15/2019[3]	250,687
260,000	Pentair Finance S.A. 1.875%, 9/15/2017[4]	260,601

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$50,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,3]	$40,750
		751,448
	MATERIALS – 2.0%
150,000	Alcoa, Inc. 6.150%, 8/15/2020	165,375
250,000	Anglo American Capital PLC 2.625%, 9/27/2017[3,4]	249,375
110,000	Freeport-McMoRan, Inc. 3.100%, 3/15/2020	105,325
250,000	Glencore Finance Canada Ltd. 3.600%, 1/15/2017[3,4]	250,300
135,000	Kinross Gold Corp. 5.125%, 9/1/2021[1,4]	139,050
125,000	Lundin Mining Corp. 7.500%, 11/1/2020[1,3,4]	132,812
122,000	Standard Industries, Inc. 5.125%, 2/15/2021[1,3]	128,100
122,000	Steel Dynamics, Inc. 6.125%, 8/15/2019[1]	125,813
119,000	USG Corp. 5.875%, 11/1/2021[1,3]	124,504
		1,420,654
	TECHNOLOGY – 2.4%
250,000	Apple, Inc. 1.088%, 5/6/2019[2]	250,912
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
412,000	4.420%, 6/15/2021[1,3]	430,589
240,000	5.875%, 6/15/2021[1,3]	254,993
250,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018[3]	254,721
255,000	NXP B.V. / NXP Funding LLC 4.125%, 6/1/2021[3,4]	273,169
250,000	S&P Global, Inc. 2.500%, 8/15/2018	253,947
		1,718,331
	UTILITIES – 0.5%
81,000	Calpine Corp. 7.875%, 1/15/2023[1,3]	85,556
200,000	Exelon Corp. 1.550%, 6/9/2017	200,151

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$67,000	NRG Energy, Inc. 7.625%, 1/15/2018	$71,355
		357,062
	TOTAL CORPORATE BONDS (Cost $32,039,081)	32,308,831

	MUNICIPAL BONDS – 0.4%
250,000	State of Illinois 5.365%, 3/1/2017	254,017

	TOTAL MUNICIPAL BONDS (Cost $254,049)	254,017

	U.S. TREASURY SECURITIES – 2.8%
2,000,000	United States Treasury Note 0.875%, 10/15/2018	2,003,282

	TOTAL U.S. TREASURY SECURITIES (Cost $1,985,419)	2,003,282

	TOTAL INVESTMENTS – 89.0% (Cost $63,569,837)	63,777,917
	Other Assets in Excess of Liabilities – 11.0%	7,901,551

	TOTAL NET ASSETS – 100.0%	$71,679,468

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,460,956.

[4]	Foreign security denominated in U.S. Dollars.
[5]	Interest-only security.
[6]	Fair valued under procedures established by the Board of Trustees, represents 0.41% of Net Assets. The total value of these securities is $294,856.
[7]	Illiquid security. The total illiquid securities represent 0.41% of Net Assets.

 See accompanying Notes to Schedule of Investments.

AAM/HIMCO Short Duration Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services — Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

AAM/HIMCO Short Duration Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans
The Fund may purchase participations in commercial loans (bank loans).  Such investments may be secured or unsecured.  Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

Note 3 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$63,569,837

Gross unrealized appreciation	$563,528
Gross unrealized depreciation	(355,448)

Net unrealized appreciation on investments	$208,080

AAM/HIMCO Short Duration Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$13,986,038	$-	$13,986,038
Bank Loans	-	6,616,130	-	6,616,130
Commercial Mortgage-Backed Securities	-	8,314,763	294,856	8,609,619
Corporate Bonds[1]	-	32,308,831	-	32,308,831
Municipal Bonds	-	254,017	-	254,017
U.S. Treasury Securities	-	2,003,282	-	2,003,282
Total Investments	$-	$63,483,061	$294,856	$63,777,917

AAM/HIMCO Short Duration Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

Transfers between Levels 1,2, or 3 are recognized at the end of the reporting period.  There were no transfers between levels at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2016	$327,057
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(11,901)
Net purchases	-
Net sales	-
Principal paydown	(20,300)
Balance as of September 30, 2016	$294,856

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016:

	Fair Value September 30, 2016	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Commercial Mortgage-Backed Securities	$294,856	Market Approach	Single Broker Indicative Quote	Increase

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2016